Consolidated Income Statements - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenues	€ 41,315	€ 40,652	€ 39,993
Other income	1,692	1,541	2,065
Supplies	(13,377)	(13,298)	(12,941)
Personnel expenses	(5,882)	(7,207)	(5,524)
Other expenses	(12,554)	(10,298)	(10,741)
Depreciation and amortization	(8,799)	(8,797)	(8,796)
OPERATING INCOME	2,395	2,593	4,056
Share of (loss) income of investments accounted for by the equity method	(49)	(2,162)	217
Finance income	980	1,099	1,803
Exchange gains	2,199	1,837	2,910
Finance costs	(2,998)	(3,014)	(3,030)
Exchange losses	(1,970)	(1,826)	(2,996)
Net financial expense	(1,789)	(1,904)	(1,313)
PROFIT (LOSS) BEFORE TAX	557	(1,473)	2,960
Corporate income tax	(348)	899	(641)
PROFIT (LOSS) FOR THE YEAR	209	(574)	2,319
Attributable to equity holders of the parent	(49)	(892)	2,011
Attributable to non-controlling interests	€ 258	€ 318	€ 308
Basic earnings per share (in euros per share)	€ (0.06)	€ (0.20)	€ 0.31
Diluted earnings per share (in euros per share)	€ (0.06)	€ (0.20)	€ 0.31